CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS:
Cash and cash equivalents	$ 672,815	¥ 4,684,003	¥ 5,469,077
Restricted cash	18,018	125,437
Term deposits	3,447	24,000	833,478
Accounts receivable, net of allowance for doubtful accounts of RMB1,053 and RMB1,433,449 as of December 31, 2018 and 2019, respectively	40,362	280,995	180,141
Other receivables, net of allowance for doubtful accounts of RMB5,010 and RMB36,773 as of December 31, 2018 and 2019, respectively	16,855	117,340	146,438
Loan receivables, net of allowance for doubtful accounts of nil and RMB 615,592 as of December 31, 2018 and 2019, respectively	111,822	778,480	593,943
Amounts due from related parties	7,181	50,000	146,273
Prepaid expenses and other assets	163,433	1,137,787	543,088
Contract assets, net of allowance for losses of RMB329 and RMB2,255 as of December 31, 2018 and 2019, respectively	3,566	24,824	12,642
Long-term investments	111,414	775,644	954,158
Operating lease right-of-use assets, net	17,494	121,791
Property, equipment and software, net	15,855	110,376	86,267
Goodwill, net	10,374	72,224	13,385
Intangible assets, net	10,554	73,476	44,733
Deferred tax assets, net	72,393	503,987	84,338
TOTAL ASSETS	1,275,583	8,880,364	9,107,961
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB280,512 and RMB772,340 as of December 31, 2018 and 2019, respectively)	113,319	788,906	346,847
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB28,115 and RMB35,958 as of December 31, 2018 and 2019, respectively)	5,982	41,646	38,890
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB297,785 and RMB303,684 as of December 31, 2018 and 2019, respectively)	46,016	320,350	315,868
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB639,557 and RMB1,056,128 as of December 31, 2018 and 2019, respectively)	176,550	1,229,110	745,307
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of nil and RMB119,005 as of December 31, 2018 and 2019, respectively)	18,014	125,407
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB14,702 and RMB29,902 as of December 31, 2018 and 2019, respectively)	4,295	29,902	14,706
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB4,771 and RMB13,200 as of December 31, 2018 and 2019, respectively)	2,473	17,215	9,003
TOTAL LIABILITIES	366,649	2,552,536	1,470,621
Commitments and Contingencies (Note 21)
Shareholders' equity:
Additional paid-in capital	752,865	5,241,296	3,046,725
Statutory reserves	65,935	459,029	446,277
Retained earnings	70,131	488,236	2,671,275
Accumulated other comprehensive income	13,247	92,220	80,193
Total 9F Inc. shareholders' equity	902,178	6,280,783	6,244,470
Noncontrolling interest	6,756	47,045	10,450
Total shareholders' equity	908,934	6,327,828	6,254,920
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 1,275,583	8,880,364	9,107,961
Series A convertible redeemable preferred shares
Mezzanine equity:
Mezzanine equity			280,301
Series B convertible redeemable preferred shares
Mezzanine equity:
Mezzanine equity			202,086
Series C convertible redeemable preferred shares
Mezzanine equity:
Mezzanine equity			355,248
Series D convertible redeemable preferred shares
Mezzanine equity:
Mezzanine equity			408,358
Series E convertible redeemable preferred shares
Mezzanine equity:
Mezzanine equity			¥ 136,427
Class A ordinary shares
Shareholders' equity:
Ordinary shares		1
Class B ordinary shares
Shareholders' equity:
Ordinary shares		¥ 1